Property and Equipment	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Property and Equipment

Note 4 – Property and Equipment

Property and equipment are carried at cost and consist of the following at September 30, 2024 and December 31, 2023:

	2024	2023

Office and computer equipment	$17,394	$17,394
Furniture and fixtures	96,818	76,099
Lab equipment	170,423	—
Leasehold improvements	502,155	482,170
Less: Accumulated depreciation	(80,131)	(3,790)
Total	$706,659	$571,873

Leasehold improvements of $502,155 represent costs of the buildout of the leased laboratory in Iowa City, Iowa that was completed in January 2024.

Depreciation expense of $76,341 and $1,377 was charged to operations for the nine months ended September 30, 2024 and 2023, respectively, and of $36,762 and $1,377 for the three months ended September 30, 2024 and 2023, respectively.

Note 4 – Property and Equipment

Property and equipment are carried at cost and consist of the following at December 31, 2023 and 2022:

	2023	2022

Office and computer equipment	$17,394	$—
Furniture and fixtures	76,099	—
Leasehold improvements	482,170	—
Less: Accumulated depreciation	(3,790)	—
Total	$571,873	$—

Leasehold improvements of $482,170 represent costs of the buildout of the leased laboratory in Iowa City, Iowa that was completed in January 2024.

Depreciation expense of $3,790 and $0 was charged to operations for the years ended December 31, 2023 and 2022, respectively.